Leases - Schedule of components of lease costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Lease Cost
Operating lease cost	$ 1,221	$ 929	$ 929
Short-term lease cost	234	254	254
Total	$ 1,455	$ 1,183	$ 1,142